INVESTMENTS IN SUBSIDIARIES - Summarized statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position
Other non-current assets	$ 177	$ 178
Cash and cash equivalents	1,689	1,902
Other current assets	241	200
Debt and derivatives	(4,694)	(5,156)
Total equity	1,257	1,071	$ 767	$ 1,505
Equity holders of the parent	1,099	858
Non-controlling interests	158	213
KaR-Tel
Statement of financial position
Property and equipment	532	455
Intangible assets	160	188
Other non-current assets	41	37
Trade and other receivables	33	39
Cash and cash equivalents	51	68
Other current assets	33	24
Debt and derivatives	(358)	(210)
Provisions	(8)	(10)
Other liabilities	(253)	(216)
Total equity	231	375
Equity holders of the parent	173	281
Non-controlling interests	$ 58	$ 94